Other Income - Schedule of Other Income (Details) - Other income [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Income [Line items]
Fair value gain on warrant liability					$ 22,766
Miscellaneous Income	21,577	7	2,077	3,916	1,501
Sundry Balances written back	101,029	8,372
Profit on Termination of Lease		30,396	30,034
Total other income	$ 122,606	$ 38,775	$ 58,615	$ 1,639,567	$ 385,145